Changes in significant accounting policies	12 Months Ended
Dec. 31, 2024
Disclosure Of Changes In Significant Accounting Policies [Abstract]
Changes in significant accounting policies

5. Changes in significant accounting policies

Changes in significant accounting policies for the years ended December 31, 2024 and 2023 are reported below.

(A) COVID-19 Related Rent Concessions

In the financial statements closed as of December 31, 2024 and 2023, the rent concessions related to COVID-19 were no longer applied, as the corresponding amendment that was applied in the financial statements closed as of December 31, 2022, is no longer in effect.

In response to the COVID-19 coronavirus pandemic, in May 2020, the IASB issued an amendment to IFRS 16 “Leases” to provide practical relief for lessees in accounting for rent concessions. Under the practical expedient, lessees were not required to assess whether eligible rent concessions were lease modifications, and instead were permitted to account for them as if they were not lease modifications. Rent concessions were eligible for the practical expedient if they occurred as a direct consequence of the COVID-19 pandemic and if all of the following criteria were met: (i) the change in lease payments resulted in revised consideration for the lease that was substantially the same as, or less than, the consideration for the lease immediately preceding the change; (ii) any reduction in lease payments affected only payments originally due on or before June 30, 2021; and (iii) there was no substantive change to the other terms and conditions of the lease.

Following the discontinuation of the application of this amendment, the Group did not recognize lease incentives for the year 2024 and 2023 resulting from this concession. In the consolidated income statement closed as of December 31, 2022, the Group had recognized incentives amounting to 635 (see notes 9 and 37).

(B) Amendment to IAS 12 (International Tax Reform)

In May 2023, the IASB issued an amendment to IAS 12 regarding the application of Pillar Two model rules, which introduced a temporary exception to the recognition of deferred taxes related to the application of Pillar Two provisions published by the OECD, as well as targeted additional disclosures for affected entities. The Group has assessed the potential application of the Pillar Two and does not expect any significant impact from the adoption of these amendments considering that Group consolidated revenue is less than 750,000 in 2024 and in each of the prior three years.

(C) Other standards

The other new accounting principles that came into effect from January 1, 2024, did not have a significant impact on the Group's consolidated financial statements.

In particular, the application of the amendment to IAS 1 regarding the classification of liabilities with an uncertain settlement date as current and non-current, the application of the amendment to IFRS 16 concerning lease liabilities in a sale and leaseback transaction, and the application of the amendment to IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures: Supplier Finance Arrangements.